Fair Value Measurement - Summary of Assets Measured at Fair Value on Non-recurring Basis, Excluding Acquired Impaired Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Commercial Real Estate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Assets, Fair Value	$ 13,742	$ 8,916	$ 3,084
Residential Real Estate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Assets, Fair Value	1,772	1,007	3,427
Construction, Land Development, and Other Land
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Assets, Fair Value	565		71
Commercial and Industrial
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Assets, Fair Value	4,490	986
Other Real Estate Owned
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Assets, Fair Value	13,859	16,570	26,715
Assets Held For Sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Assets, Fair Value	12,938	14,748	2,259
Level 3 | Commercial Real Estate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Assets, Fair Value	13,742	8,916	3,084
Level 3 | Residential Real Estate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Assets, Fair Value	1,772	1,007	3,427
Level 3 | Construction, Land Development, and Other Land
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Assets, Fair Value	565		71
Level 3 | Commercial and Industrial
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Assets, Fair Value	4,490	986
Level 3 | Other Real Estate Owned
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Assets, Fair Value	13,859	16,570	26,715
Level 3 | Assets Held For Sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Assets, Fair Value	$ 12,938	$ 14,748	$ 2,259